RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended			12 Months Ended	18 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Sep. 30, 2012 Parent	Mar. 31, 2014 Parent	Mar. 31, 2013 Parent	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent	Mar. 31, 2014 Parent Fantex Holdings, Inc. 2012 Equity Incentive Plan	Dec. 31, 2013 Parent Fantex Holdings, Inc. 2012 Equity Incentive Plan item
RELATED PARTY TRANSACTIONS
Expenses directly related to operations paid by the Parent company						$ 0	$ 1,121,060	$ 913,804	$ 3,562,295	$ 1,063,023
Capital contribution	975,563	913,804	1,063,023	2,335,169	4,373,755		975,563	913,804	2,335,169	1,063,023
Reimbursement expenses							0	0	1,533,167
Number of independent directors												5
Non qualified options granted (in shares)												100,000
Contractual term of non qualified options												10 years
Vesting period of non qualified options												4 years
Allocation of stock compensation											$ 6,579	$ 9,837
Key assumptions used to value stock option grants
Expected Term											6 years 7 days
Risk Free Rate (as a percent)											1.75%
Weighted Average Volatility (as a percent)											63.90%
Expected Forfeiture Rate (as a percent)											35.00%
Expected Dividend Rate (as a percent)											0.00%
Fair value of the options (in dollars per share)											$ 0.911
Shares remaining to be expensed over the remaining requisite vesting period											82,615	88,775